                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
-------------------------------------------------------------------------------

                               MFS SERIES TRUST II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                    Date of reporting period: August 31, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) LARGE CAP
GROWTH FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL.YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus,annual,and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements".

The portfolio is actively managed,and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004                 MFS(R)LARGE CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.4%
---------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 98.1%
---------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                                          98,200           $5,281,196
---------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                        179,000           $2,652,780
---------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      80,300           $2,727,791
---------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                                          38,300           $2,337,066
---------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.3%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.^                                                                          124,200           $6,212,484
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                156,607            7,294,754
---------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      97,100            2,343,994
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $15,851,232
---------------------------------------------------------------------------------------------------------------------------
Biotechnology - 8.1%
---------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.^*                                                                                  151,200           $8,964,648
---------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                 36,000            2,043,000
---------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.^*                                                                               57,100            2,785,338
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                                157,100            8,483,400
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         114,500            7,915,385
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $30,191,771
---------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"^*                                                                           222,000           $6,253,740
---------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                             59,400            1,820,610
---------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             143,900            2,352,765
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $10,427,115
---------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.^                                                                      17,200           $1,541,980
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       48,800            2,492,216
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,034,196
---------------------------------------------------------------------------------------------------------------------------
Business Services - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                  99,200           $3,450,176
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            53,300            2,955,485
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $6,405,661
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    67,000           $2,452,200
---------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.4%
---------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                    157,600           $2,119,720
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                654,100           17,856,930
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  168,900            1,683,933
---------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                192,400            2,358,824
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                               136,600            6,551,336
---------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.^*                                                                       244,575            4,089,294
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $34,660,037
---------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.5%
---------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          107,100           $9,070,299
---------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                        52,800           $1,628,352
---------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.^                                                                          38,700            2,089,800
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.^                                                                          119,200            6,671,624
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $10,389,776
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.4%
---------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     46,900           $2,589,818
---------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            66,900            4,164,525
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           294,400            9,653,376
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $16,407,719
---------------------------------------------------------------------------------------------------------------------------
Electronics - 6.1%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                          161,100           $5,593,392
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.^                                                                                   199,600            4,249,484
---------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                         59,300            2,121,161
---------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                 47,000            2,041,210
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                        59,100            1,443,813
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.^                                                                       214,900            4,199,146
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                  109,700            3,009,071
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $22,657,277
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                              87,400           $2,928,774
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              137,704            4,586,920
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $7,515,694
---------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
---------------------------------------------------------------------------------------------------------------------------
CVS Corp.^                                                                                     150,300           $6,012,000
---------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  119,900           $5,995,000
---------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                141,800           $6,493,022
---------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.^                                                      42,400            1,874,080
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $8,367,102
---------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.8%
---------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                                                 128,900           $6,377,972
---------------------------------------------------------------------------------------------------------------------------
Target Corp.^                                                                                  171,800            7,658,844
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $14,036,816
---------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%
---------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.^                                                            133,800           $9,531,912
---------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                                                        52,200            3,192,552
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $12,724,464
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
Internet - 3.2%
---------------------------------------------------------------------------------------------------------------------------
eBay,  Inc.^*                                                                                   44,700           $3,868,338
---------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                           98,100            2,237,661
---------------------------------------------------------------------------------------------------------------------------
Yahoo!,  Inc.*                                                                                 207,400            5,912,974
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $12,018,973
---------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                      34,600           $3,158,634
---------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.5%
---------------------------------------------------------------------------------------------------------------------------
C.R.Bard, Inc.^                                                                                 78,700           $4,415,070
---------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                                               165,700            8,243,575
---------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                   96,200            4,166,422
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $16,825,067
---------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^*                                                                               39,400           $1,893,170
---------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.^*                                                                                   252,100           $8,783,164
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 13.6%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories^                                                                           214,600           $8,946,674
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.^                                                                                91,000            5,773,950
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              281,900           16,378,390
---------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.^                                                                                  356,775           11,655,839
---------------------------------------------------------------------------------------------------------------------------
Wyeth^                                                                                         209,800            7,672,386
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $50,427,239
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                                       61,400           $2,403,196
---------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.3%
---------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                                             93,200           $4,335,664
---------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                              70,800            3,518,760
---------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                           82,400            1,578,784
---------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                101,300            2,842,478
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $12,275,686
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                                 188,200           $2,087,138
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.1%
---------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                                  130,600           $3,497,468
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           654,400           12,276,544
---------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                  84,800            3,226,640
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $19,000,652
---------------------------------------------------------------------------------------------------------------------------
Trucking - 1.3%
---------------------------------------------------------------------------------------------------------------------------
FedEx Corp.^                                                                                    56,700           $4,648,833
---------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                               $363,718,944
---------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Ace Ltd.(Insurance)^                                                                            88,400           $3,407,820
---------------------------------------------------------------------------------------------------------------------------
Canada - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.(Telecommunications - Wireline)^*                                        24,300           $1,463,346
---------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                             $4,871,166
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $343,690,091)                                                                   $368,590,110
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.2%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.57%, due 9/01/04, at Amortized Cost                         $629,000             $629,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.1%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at identified Cost, at Cost and
  Net Asset Value                                                                           85,743,128          $85,743,128
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.57%, dated 8/31/04, due 9/1/04, total to be received $1,443,063
(secured by various U.S.Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                    $1,443,000           $1,443,000

---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $431,505,219)                                                              $456,405,238
---------------------------------------------------------------------------------------------------------------------------
Other Assets,  Less Liabilities - (23.1)%                                                                       (85,671,766)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $370,733,472
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                          $437,789,634
                                        ------------
Gross unrealized appreciation            $30,630,727
                                        ------------
Gross unrealized depreciation            (12,015,123)
                                        ------------
Net unrealized appreciation              $18,615,604
                                        ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) EMERGING
GROWTH FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements".

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004 MFS(R)EMERGING GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.4%
---------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 85.1%
---------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%
---------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                                     829,481             $19,783,122
---------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc                                                                    421,700             $22,265,760
---------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                256,000             $10,790,400
---------------------------------------------------------------------------------------------------------------------------
Nike, Inc.,"B"                                                                              452,600              34,085,306
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $44,875,706
---------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.8%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                      1,007,200             $50,380,144
---------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                         478,700              22,202,106
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $72,582,250
---------------------------------------------------------------------------------------------------------------------------
Biotechnology - 7.7%
---------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                696,800             $41,313,272
---------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                             616,300              34,975,025
---------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                           630,320              22,754,552
---------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.^*                                                                           358,200              17,472,996
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                           1,290,270              69,674,580
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                      926,300              64,035,119
---------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                     344,200              18,338,976
---------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.^*                                                                         1,257,000              30,004,590
---------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                              269,100              13,393,107
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $311,962,217
---------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.6%
---------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                              1,205,000             $17,352,000
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                                                835,800              23,193,450
---------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                       1,602,601              49,119,721
---------------------------------------------------------------------------------------------------------------------------
NTL, Inc.^*                                                                               1,284,918              69,783,897
---------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                       1,295,810              29,077,976
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $188,527,044
---------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                                                1,443,400             $16,440,326
---------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                           640,500              51,675,540
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $68,115,866
---------------------------------------------------------------------------------------------------------------------------
Business Services - 5.9%
---------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                                             1,196,500             $45,706,300
---------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.^*                                                                          1,061,700              19,630,833
---------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                              319,100              18,782,226
---------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                                       1,175,000              53,157,000
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                      1,044,400              57,911,980
---------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                                             416,600              17,593,018
---------------------------------------------------------------------------------------------------------------------------
Paychex, Inc                                                                                569,900              16,908,933
---------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.^                                                            513,300              12,575,850
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $242,266,140
Computer Software - 6.0%
---------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.^                                                                        223,100             $10,233,597
---------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                 934,000              12,562,300
---------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                 950,300              32,794,853
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           2,616,300              71,424,990
---------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                           2,696,000              33,052,960
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                            859,400              41,216,824
---------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.^*                                                                  2,543,968              42,535,145
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $243,820,669
---------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.2%
---------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                 259,700              $6,770,379
---------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc.,"A"^*                                                                    304,400             $23,743,200
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                  1,206,800              37,217,712
---------------------------------------------------------------------------------------------------------------------------
Strayer Education,Inc.^                                                                     147,500              15,340,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $76,300,912
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                  1,629,200             $51,026,544
---------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                    314,200              $7,675,906
---------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                        1,144,700              10,691,498
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $18,367,404
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                                          595,700             $19,842,767
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.^                                                                          1,356,600              30,455,670
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $50,298,437
---------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.1%
---------------------------------------------------------------------------------------------------------------------------
CVS Corp.^                                                                                  758,800             $30,352,000
---------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                              1,514,900              55,218,105
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $85,570,105
---------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc                                                                                485,700             $24,285,000
---------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                                430,700              13,842,698
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $38,127,698
---------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.9%
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                           1,089,900             $49,906,521
---------------------------------------------------------------------------------------------------------------------------
International Game Technology^                                                              506,800              14,621,180
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                             1,067,400              44,083,620
---------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                      497,200              10,048,412
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $118,659,733
---------------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc                                                                   925,100             $24,468,895
---------------------------------------------------------------------------------------------------------------------------
Target Corp.^                                                                               734,700              32,752,926
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $57,221,821
Internet - 4.8%
---------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                 980,600             $84,861,124
---------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                     2,105,383              48,023,786
---------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                             2,258,400              64,386,984
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $197,271,894
---------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                                     990,300             $49,297,134
---------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                  420,200             $38,360,058
---------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.9%
---------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                                            487,600             $12,190,000
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                   1,158,012              65,971,944
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc.^                                                                                1,000,600              38,833,286
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $116,995,230
---------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 11.0%
---------------------------------------------------------------------------------------------------------------------------
Baxter International,Inc                                                                  1,282,500             $39,167,550
---------------------------------------------------------------------------------------------------------------------------
C.R.Bard, Inc.^                                                                             523,600              29,373,960
---------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                             4,092,145              98,047,794
---------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc                                                                 609,700              31,064,215
---------------------------------------------------------------------------------------------------------------------------
Guidant Corp.^                                                                            1,167,600              69,822,480
---------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                                          426,500              21,111,750
---------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                                          1,273,470              63,355,132
---------------------------------------------------------------------------------------------------------------------------
Millipore Corp.^*                                                                           900,800              45,310,240
---------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                             1,192,700              51,655,837
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $448,908,958
---------------------------------------------------------------------------------------------------------------------------
Oil Services - 2.5%
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                                            715,600             $34,384,580
---------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                       291,860              14,864,430
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                        910,700              25,390,316
---------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.^*                                                                 495,000              28,205,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $102,844,426
---------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.^*                                                                      592,700             $20,442,223
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.^*                                                                              2,107,900              73,439,236
---------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"^*                                                          196,400              17,371,580
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $111,253,039
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.5%
---------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                             630,400             $47,059,360
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                             348,000              22,080,600
---------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                       317,700               5,388,192
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         1,484,600              86,255,260
---------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                        1,691,100              61,928,082
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $222,711,494
Printing & Publishing - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                              398,700             $19,966,896
---------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.^*                                                                 561,600               5,104,944
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $25,071,840
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.4%
---------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"^                                                                       1,630,900             $41,278,079
---------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                  217,200               8,987,736
---------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                                            191,600               8,284,784
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $58,550,599
---------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                                          81,300              $3,782,076
---------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                             273,200               7,665,992
---------------------------------------------------------------------------------------------------------------------------
Staples, Inc.^                                                                              363,700              10,430,916
---------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                            1,014,120              31,387,014
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $53,265,998
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.0%
---------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.^*                                                                  1,633,300             $13,393,060
---------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                               5,096,969              75,893,868
---------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                                        2,467,900              35,315,649
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.^*                                                             1,218,000              28,245,420
---------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                       1,153,920              51,857,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $204,705,162
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                      2,527,196             $47,410,197
---------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                                               1,980,100              34,671,551
---------------------------------------------------------------------------------------------------------------------------
Harris Corp.^                                                                               371,000              17,867,360
---------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                    586,104              13,415,920
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $113,365,028
---------------------------------------------------------------------------------------------------------------------------
Trucking - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                               284,700             $13,887,666
---------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                             $3,473,030,333
---------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 11.3%
---------------------------------------------------------------------------------------------------------------------------
Australia - 0.5%
---------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR, Preferred (Broadcast & Cable TV)^                                      661,100             $19,667,725
---------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.(Electronics)^*                                              1,653,000             $38,217,360
---------------------------------------------------------------------------------------------------------------------------
Brazil - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)^                                          207,100             $11,964,167
---------------------------------------------------------------------------------------------------------------------------
Canada - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.(Metals & Mining)+*                                                        70,200              $2,230,649
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.(Metals & Mining)*                                                         77,800               2,472,144
---------------------------------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts, Inc.(Gaming & Lodging)^                                            173,700               4,688,163
---------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.(Gaming & Lodging)^                                                129,600               7,428,672
---------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Telecommunications - Wireline)^*                                   225,900              13,603,698
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $30,423,326
---------------------------------------------------------------------------------------------------------------------------
Finland - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)^                                         2,837,300             $33,707,124
---------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%
---------------------------------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software)^                                                            337,900             $12,319,834
---------------------------------------------------------------------------------------------------------------------------
Ireland - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR* (Pharmaceuticals)^*                                                     828,900             $18,758,007
---------------------------------------------------------------------------------------------------------------------------
Japan - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Nintendo Co.Ltd. (Leisure & Toys)                                                            53,700              $5,808,865
---------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP. (Business Services)                                                          486,900              20,889,142
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $26,698,007
---------------------------------------------------------------------------------------------------------------------------
Mexico - 1.6%
---------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR (Telecommunications - Wireless)^                           1,066,500             $36,527,625
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)^                                            520,100              25,032,413
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A.de C.V. (General Merchandise)                                      1,412,400               4,501,846
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $66,061,884
---------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical Equipment)^                                                            343,300             $25,692,572
---------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                               739,800              34,325,959
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                          377,600              36,768,484
---------------------------------------------------------------------------------------------------------------------------
Synthes,Inc. (Medical Equipment)                                                             38,280               4,107,706
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $100,894,721
---------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)^*                                                         2,947,000             $59,234,700
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)^                                  1,944,631              44,532,050
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $103,766,750
---------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                           $462,478,905
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost,$3,500,909,105)                                                                $3,935,509,238
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Partnerships - 0%
---------------------------------------------------------------------------------------------------------------------------
Copley Partners 1 LP+*                                                                    3,000,000                  $4,320
---------------------------------------------------------------------------------------------------------------------------
Copley Partners 2 LP+*                                                                    3,000,000                 162,270
---------------------------------------------------------------------------------------------------------------------------
Total Partnerships (Identified Cost, $699,764)                                                                     $166,590
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.57%,due 9/01/04, at Amortized Cost                    $44,575,000             $44,575,000
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 17.6%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 1.58%, dated 8/31/04,
due 9/01/04, total to be received $18,202,640 (secured by various U.S. Treasury
and Federal Agency obligations in an individually traded account), at Cost               18,201,840             $18,201,840
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value               701,835,099             701,835,099
---------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                                         $720,036,939
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.58%,dated 8/31/04, due 9/01/04,
total to be received $102,445,496 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account), at Cost                   $102,441,000            $102,441,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $4,368,661,808)                                                         $4,802,728,767
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (17.6)%                                                                       (720,250,749)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $4,082,478,018
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
^ All or a portion of this security is on loan.
+ Restricted security.
~ As of August 31,2004, six securities representing $77,599,388 and 1.90% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                       $4,502,969,269
                                     --------------
Gross unrealized appreciation          $442,282,732
                                     --------------
Gross unrealized depreciation          (142,523,234)
                                     --------------
Net unrealized appreciation            $299,759,498
                                     --------------

(2) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale.At August 31, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.06% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The fund does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                            Date of     Share/Principal
Description               Acquisition        Amount       Cost         Value
------------------------------------------------------------------------------
Aber Diamond Corp.          1/14/04           70,200   $2,714,902   $2,230,649
Copley Partners 1 L.P.      12/2/86        3,000,000      213,854        4,320
Copley Partners 2 L.P.   10/1/86-8/9/91    3,000,000      485,910      162,270
                                                                    ----------
                                                                    $2,397,239
                                                                    ----------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST II
              --------------------------------------------------


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President

Date: October 25, 2004
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President
                                (Principal Executive Officer)

Date: October 25, 2004
      ----------------


By (Signature and Title)*       RICHARD M. HISEY
                                -----------------------------------------------
                                Richard M. Hisey, Treasurer (Principal Financial
                                Officer and Accounting Officer)

Date: October 25, 2004
      ----------------

* Print name and title of each signing officer under his or her signature.